INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Raw materials	$ 169,449	$ 166,695
Production supplies	226,114	209,201
Work in progress	75,497	82,565
Finished goods	764,939	762,086
Spare Parts	280,640	235,713
Total Inventories	$ 1,516,639	$ 1,456,260